Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 760,670	$ 750,335
Allowance for credit losses	5,513	5,348
Net	755,157	744,987
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	353,527	349,279
Allowance for credit losses	938	899
Net	352,589	348,380
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	101,041	99,431
Allowance for credit losses	2,204	2,137
Net	98,837	97,294
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	290,608	287,107
Allowance for credit losses	1,271	1,229
Net	289,337	285,878
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,104	4,786
Allowance for credit losses	1,654	1,635
Net	3,450	3,151
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,212	1,054
Allowance for credit losses	434	440
Net	778	614
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,034	1,020
Allowance for credit losses	295	294
Net	739	726
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	720	761
Allowance for credit losses	351	352
Net	369	409
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	953	740
Allowance for credit losses	243	202
Net	710	538
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	306	301
Allowance for credit losses	72	67
Net	234	234
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	879	910
Allowance for credit losses	259	280
Net	620	630
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,539	1,386
Allowance for credit losses	428	406
Net	1,111	980
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	968	848
Allowance for credit losses	563	551
Net	405	297
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,597	2,552
Allowance for credit losses	663	678
Net	$ 1,934	$ 1,874